N-2	Jan. 22, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001905379
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-2 is being filed under the Investment Company Act to supersede and replace the Registrant’s Registration Statement on Form N-2/A filed on December 26, 2024 under the Investment Company Act (Accession No. 0001206774-24-001204).
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23777
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	INNOVATION ACCESS FUND
Entity Address, Address Line One	350 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	716-6840
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class W	Class I
	Shares	Shares	Shares

Shareholder Transaction Expenses

Maximum Sales Load
(as a percentage of offering price)(1)	2.50%	0%	0%
Early Repurchase Fee(2)	2.00%	2.00%	2.00%
Dividend Reinvestment and Cash Purchase Plan Fees(3)	0%	0%	0%

(1) In connection with initial and additional investments, investors in Class A shares may be charged a sales load of up to 2.50% of the amounts transmitted in connection with their purchases of Shares. Class W shares and Class I shares are not subject to any front-end sales load. In addition, Selling Agents are not required by the Fund or Distributor to charge any sales load on Class A shares and instead may charge clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower than 2.50% of the invested amount). Selling Agents may impose additional or other transaction fees/charges. Transaction fees or other transaction charges will vary among Selling Agents and each Selling Agent may vary its level of charges to each investor based on such investor’s total account size or on such other basis as determined by the Selling Agent. (See “The Offering — Plan of Distribution.”)

(2) A 2.00% early repurchase fee will be assessed to any shareholder that has Shares repurchased at any time prior to the day immediately preceding the one-year anniversary following such shareholder’s purchase of such Shares. (See “Repurchases and Transfers of Shares.”) This Early Repurchase Fee would not be applicable unless and until the Fund commences a share repurchase program, which is not expected to occur until after the first full calendar quarter following the Initial Investor Commencement Date.

(3) The Fund does not currently expect to charge fees under its Dividend Reinvestment Plan and the Fund does not presently maintain a Cash Purchase Plan.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses(4)
(as a percentage of net assets attributable to Shares)

Management Fee(5)	1.25%	1.25%	1.25%
Incentive Fee(6)(7)	0%	0%	0%
Distribution and/or Shareholder Servicing Fees(8)	0.85%	0.25%	0%
Interest Payments on Borrowed Funds(9)	0.02%	0.02%	0.02%
Other Expenses(10)	0.25%	0.25%	0.25%
Total Annual Expenses	2.37%	1.77%	1.52%
Less Fee Waiver/Expense Reimbursement(5)(11)	0%	0%	0%
Total Annual Expenses after Fee Waiver/Expense Reimbursement	2.37%	1.77%	1.52%

(4) Amount assumes estimated average net assets of $300,000,000 during the Fund’s first twelve months. Expenses are estimated. There can be no assurance that the Fund will achieve its estimated net asset level. Actual expenses will depend principally on the Fund’s level of net assets, which will be affected by the number of Shares the Fund sells in this offering.

(5) The Fund pays the Adviser a monthly Management Fee computed at the annual rate of 1.25% of the Fund’s net assets held by the Fund as of the beginning of the month. The Adviser will waive the Management Fee for the first twelve months after the Fund’s Initial Investor Commencement Date (the “Management Fee Waiver”), which period may be extended in the Adviser’s sole discretion.

(6) The Fund pays the Adviser a performance-based Incentive Fee promptly after the end of each fiscal year of the Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Fund’s net profits for all Fiscal Periods (as defined herein), ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account, without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Fund. In such event, only that portion of the Incentive Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Fiscal Period. For purposes of determining the Fund’s net asset value, the Incentive Fee is calculated and accrued monthly as an expense of the Fund (as if each month-end NAV is the NAV for the end of a fiscal year). (See “Fees and Expenses — Incentive Fee.”)

(7) No Incentive Fee is shown in the table as the Fund has not yet commenced operations and no performance return has been assumed. As described above, the Incentive Fee will vary based on the Fund’s performance for each Fiscal Period. For example, if the Fund were to have positive performance in a given year (including for each Fiscal Period end triggered by repurchase offers prior to the fiscal year end), the amount shown for Incentive Fee would be a positive amount and, depending on the extent of the positive performance, that amount could be significant. Accordingly, the table is not in any way intended to predict the future performance of the Fund nor does it predict the level of future Incentive Fees to be paid, if any.

(8) Class A shares of the Fund will be subject to ongoing distribution and shareholder servicing fees that may be used to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These will be accrued and paid monthly in an amount not to exceed, in the aggregate, 0.85% (on an annualized basis) of the net asset value of Class A shares of the Fund. Class W shares are not subject to distribution fees but are subject to ongoing shareholder servicing fees. These will be accrued and paid monthly in an amount not to exceed, in the aggregate, 0.25% (on an annualized basis) of the net asset value of Class W shares of the Fund. Class I shares are not subject to such ongoing distribution and shareholder servicing fees. (See “Fees and Expenses — Distribution and Shareholder Servicing Fees.”)

(9) The Fund anticipates borrowing funds as permitted under the limitations of the 1940 Act to make investments. The costs associated with such borrowing will be borne by shareholders through their ownership of Fund Shares. The interest expense shown in the table is an estimate based on the Adviser’s historical experience in implementing an investment strategy similar to that of the Fund. However, the actual amount may vary depending on a variety of factors, including market conditions.

(10) “Other Expenses” shown in the table are an estimate based on expected offering proceeds of $300,000,000. Other expenses include, among other things, organization and offering expenses, administration fees, transfer agency fees, legal fees, the independent auditor’s fees, and fees payable to the Independent Trustees. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses may vary.

(11) The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) described in detail under “Fees and Expenses,” pursuant to which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund so as to ensure that the Fund’s annual expense ratio, excluding: (i) the Management Fee; (ii) the Incentive Fee; (iii) any Distribution and Shareholder Servicing Fees for Class A Shares or servicing fees for Class W Shares; (iv) any acquired fund fees and expenses; (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments by the Fund; (vi) any interest expense; (vii) taxes; (viii) dividend and interest expenses relating to any short sales; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature or by the infrequency of their occurrence), does not exceed 0.75% per annum for each class (the “Expense Limitation”). The Expense Limitation Agreement will remain in effect through the later of December 31, 2028 or 48 months from the Initial Investor Commencement Date, unless sooner terminated at the sole discretion of the Board. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the month in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund’s ordinary operating expenses to exceed: (1) the Expense Limitation in effect at the time the expense was paid or absorbed; and (2) the Expense Limitation in effect at the time of recapture. The Adviser, in its discretion, may also determine to reimburse or waive any additional expenses of the Fund at any time.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

	1 Year	3 Years	5 Years	10 Years

Class A:
You would pay the following expenses (including the Incentive Fee) on a $1,000 investment, assuming a 5% annual return and a sales load of 2.50%:	$56	$120	$187	$364

Class W:
You would pay the following expenses (including the Incentive Fee) on a $1,000 investment, assuming a 5% annual return:	$27	$82	$141	$299

Class I:
You would pay the following expenses (including the Incentive Fee) on a $1,000 investment, assuming a 5% annual return:	$25	$76	$130	$278

____________________

The purpose of the above table is to help a holder of Shares understand the fees and expenses that such holder would bear directly or indirectly. The example assumes a 5% annual return and thus the payment of any Incentive Fee assumes such return. The dollar amounts in the example could be significantly higher if the Fund’s net profits significantly exceed 5%. The Fund may also pay organizational and offering costs in connection with the initial private offering of the Shares of the Fund. The organizational expenses are recorded as they are incurred, while the offering expenses will be amortized over the first twelve months of the Fund’s operations. The Fund’s offering costs and organizational expenses are borne by the Fund’s shareholders as an expense of the Fund. The example reflects the application of the Management Fee Waiver for year 1 and application of the Expense Limitation Agreement for years 1 through 4.

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown in the example. For a more complete description of the various costs and expenses, see “Fees and Expenses.” Moreover, the Fund’s actual rate of return/distributions may be greater or less than the hypothetical 5% return shown in the example.

Purpose of Fee Table , Note [Text Block]	The following table illustrates the expenses and fees that the Fund expects to incur and that shareholders can expect to bear.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	A 2.00% early repurchase fee will be assessed to any shareholder that has Shares repurchased at any time prior to the day immediately preceding the one-year anniversary following such shareholder’s purchase of such Shares. (See “Repurchases and Transfers of Shares.”) This Early Repurchase Fee would not be applicable unless and until the Fund commences a share repurchase program, which is not expected to occur until after the first full calendar quarter following the Initial Investor Commencement Date.
Other Expenses, Note [Text Block]	“Other Expenses” shown in the table are an estimate based on expected offering proceeds of $300,000,000. Other expenses include, among other things, organization and offering expenses, administration fees, transfer agency fees, legal fees, the independent auditor’s fees, and fees payable to the Independent Trustees. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses may vary.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser a monthly Management Fee computed at the annual rate of 1.25% of the Fund’s net assets held by the Fund as of the beginning of the month. The Adviser will waive the Management Fee for the first twelve months after the Fund’s Initial Investor Commencement Date (the “Management Fee Waiver”), which period may be extended in the Adviser’s sole discretion.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Policies

The Fund’s investment objective is to achieve maximum capital appreciation. No assurance can be given that the Fund will achieve its investment objective or that shareholders will not lose money.

The Fund’s investment objective is not fundamental and may be changed without the approval of shareholders. Further, except as otherwise stated in this offering memorandum (the “Offering Memorandum”) or in the SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board without a vote of shareholders. The Fund’s fundamental investment policies and restrictions are listed in the SAI. Its principal investment strategies are discussed below. The Fund may change any investment policy or strategy that is not fundamental, if the Board believes doing so would be consistent with the Fund’s investment objective. The Fund’s policy with respect to the investment of at least 80% of its assets as described below may not be changed without 60 days’ advance notice to the shareholders.

Principal Investment Strategies & Methodology

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in securities of private and public “Innovation Companies.” For these purposes, “Innovation Companies” include U.S. or foreign companies in the technology or related sectors which the Adviser believes, at the time of investment, can innovate or grow more quickly compared to their competitors by deploying, implementing, or using technology or that are expected to be otherwise positively impacted by technological innovation. The Fund may invest in a variety of securities and other instruments, including common and preferred stock (including IPO securities and shares of ETFS) and other securities having equity characteristics such as convertible debt securities, warrants, stock, index and ETF options and other rights, and structured equity-linked investments which may also have debt-like contractual or structural components (e.g., instruments that pay PIK interest). Many Innovation Companies are in technology and technology-related sectors. As a result, investments in technology and technology-related companies may comprise a significant portion of the Fund’s portfolio. Innovation Companies may also include investments in the equity securities of companies in a variety of other industries and sectors.

The Fund invests in privately-offered securities through direct investments in private companies or through secondary transactions (i.e., interests in a private company acquired from a party other than the company itself) in such private securities (the “Private Sleeve”). The Fund also invests in publicly-traded equity securities of Innovation Companies or companies that have significant exposure to Innovation Companies (the “Publicly-Traded Sleeve”). The Fund generally targets an approximate 50/50 allocation (other than cash and cash-related instruments) between investments in the Private Sleeve and the Publicly-Traded Sleeve. The Fund also generally expects to target an approximate 10% exposure to cash or cash-related instruments (the “Cash Portion”). Notwithstanding the aforementioned targeted percentages, the percentage mix of the Fund’s portfolio among the Private Sleeve, the Publicly-Traded Sleeve and the Cash Portion may vary significantly due to a variety or combination of other factors, including available investment opportunities, the prevailing market environment, the timing of liquidity events for securities held in the Private Sleeve, the extent of repurchase offer subscriptions and fluctuations in market or fair valuations of securities held in the respective sleeves. There is no minimum amount of Fund assets required to comprise either the Public Sleeve, the Private Sleeve or the Cash Portion. Further, it is anticipated that the Publicly-Traded Sleeve could comprise a majority of the portfolio during the first two years (or longer) of the Fund’s operations as the Fund builds the Private Sleeve of the portfolio.

In implementing the Fund’s investment strategy, the Adviser expects to utilize a bottom-up, fundamentally driven, research intensive process. For long positions, the Adviser generally seeks to identify portfolio companies that are believed to have improving fundamentals and competitive advantages over peers.

Investments held in the Private Sleeve may be sold following a portfolio company undergoing an initial public offering or another transaction that results in the Fund’s investment becoming a publicly-traded security (although the Fund may continue to hold such publicly-traded security until the Adviser, in its discretion, determines disposition of such security should be made consistent with advancing the Fund’s investment objectives). Investments may also be disposed as a result of other portfolio company realization events, such as a private sale or merger with a privately-held company. Investments in the Publicly-Traded Sleeve may be sold under several circumstances, such as when the Adviser believes the investment’s target value is realized, the instrument’s fundamentals deteriorate, more attractive investment alternatives are identified, or when it wishes to raise cash.

Pending the investment of the proceeds pursuant to the Fund’s investment objective, the Fund may invest its assets, which may be a substantial portion, in short-term, high quality debt securities, money market securities, cash or cash equivalents. In addition, the Fund may maintain a portion of the proceeds of the continuous offering in cash to meet operational needs. Delays in investing the Fund’s assets may occur because of the time typically required to identify and complete transactions in securities of private companies (which may be considerable). The Fund may not achieve its investment objective during such periods in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies. (For example, such period is expected to first occur during the Fund’s first year and may reoccur one or more times following the Fund’s launch.)

Depending upon market conditions and the availability of investment opportunities, the Fund may also utilize leverage as part of its investment strategy, through direct borrowings (using a credit facility or otherwise), with such borrowings not to exceed 33 ⅓ percent of the Fund’s total assets (after taking into account any such borrowings). (See “Principal Risk Factors — Borrowings & Leverage Risk” beginning on page 24.)

The Fund operates as a non-diversified investment company under the 1940 Act. This means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund generally will not, however, commit more than 20% of its total capital (measured at the time of investment) in any one portfolio company. However, the Fund may depart from this investment restriction during periods of adverse market, economic or political conditions, periods of large cash inflows (including during periods of regular inflows which can occur from inception of operations through the end of the offering of Shares to investors) and during the wind-up of the Fund.

In many circumstances, negotiated co-investments by the Fund and Other Accounts may be made only pursuant to an order from the SEC permitting the Fund to do so. The Adviser has obtained the Order, which grants Other Accounts and the Fund the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. In certain situations, such as when there is an opportunity to invest in other securities of the same issuer that do not satisfy the Fund’s investment objective and strategies, the personnel of the Adviser or its affiliates will need to decide which clients will proceed with which investments. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds/accounts over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Fund will be unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the entity without preference over any other shareholder or claim of shareholders, after making required payments to holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. Preferred stock generally has a preference over an issuer’s common stock as to dividends and in the event of liquidation, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company.

Structured Capital. Equity and equity-linked investments which may have debt-like contractual or structural components, or debt investments which may be convertible into equity securities, and which may include equity upside via warrants, equity participation rights or other equity instruments or contractual provisions providing equity upside. The Fund may gain access to such structured capital investments through several different approaches, including but not limited to: (i) loans and structured credit or credit derivatives; (ii) private credit or hybrid investments; (iii) opportunistic credit; (iv) mezzanine investments; (v) liquid credit investments; (vi) private offerings of common stock or other securities of publicly traded companies (“PIPEs”); (vii) structured growth equity investments; (viii) asset-backed securities, or (ix) private offerings of non-convertible preferred stock, convertible preferred stock, or convertible or non-convertible notes or bonds. Such structured capital investments may be custom equity-like structures in which the Fund may seek to include debt-like elements (e.g., payment in kind (“PIK”) interest) and/or contractual liquidity rights (e.g., exit and redemption rights).

Additional information about the types of investments that may be made by the Fund is provided in the SAI.

NON-PRINCIPAL FUND INVESTMENT PRACTICES AND THEIR RISKS

Although the Fund’s principal investment strategy is to invest substantially in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate. Information regarding these additional investments, and the risks associated with them, is discussed below and in the SAI.

Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. (See “Temporary Investments; Defensive Investment Policy” below for more information.) For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality. Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

Currency Options and Currency Forwards

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

The Fund may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security.

Exchange Traded Funds and Other Similar Instruments

The Fund may purchase shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares). The Adviser does not anticipate purchasing creation units.

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

Temporary Investments; Defensive Investment Policy

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities of portfolio companies.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in with the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

Agreements with Service Providers

The Fund’s agreements with its custodian, prime broker, Adviser, Distributor, administrator and other service providers, including Selling Agents, may contain provisions that limit the liability of, and require the Fund to indemnify, those parties and their affiliates in certain circumstances.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

Innovation Access Fund (the “Fund”) is a speculative investment and an investment in the Fund’s Shares of beneficial interest (“Shares”) entails substantial risks. There can be no assurance that the Fund’s investment objective will be achieved. In particular, the Fund’s investments in private companies can result in significant losses to investors who purchase Shares.

General and Investment Risks

General

All securities investments risk the loss of capital. Shareholders may experience a significant decline in the value of their investment. Prospective shareholders should invest only if they can sustain a complete loss of their investment. To the extent that the Fund makes substantial investments in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. In addition, the value of the Fund’s investments can be reduced by unsuccessful investment strategies, poor selection of equity securities, poor economic growth, pronounced market volatility, and political, regulatory and legal developments. Further, the Fund’s use of leverage can result in magnified losses to the Fund. Shareholders could lose some or all of their investment. The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; and natural disasters and ecological damage.

The large-scale invasion of Ukraine by Russia in February 2022 resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. In addition, the current conflict in the Middle East and terrorist acts may cause significant volatility in the markets and/or market disruptions. These developments and other related events could negatively impact Fund performance.

Market and Environment Risk

General economic or market conditions may adversely affect the investments made by the Fund. In addition, a downturn or contraction in the global economy or in the capital markets, or in certain industries or geographic regions thereof, may restrict the availability of suitable investment opportunities for the Fund and/or the opportunity to liquidate any such investments, each of which could prevent the Fund from meeting its investment objective. A general economic downturn could also result in the diminution or loss of the investments made by the Fund.

Consequences of a severe worldwide economic downturn that may adversely affect the Fund include, among other things:

●	a potential lack of available credit, lack of confidence in the financial sector and reduced business activity, all which could materially and adversely affect the Fund and economic conditions generally. The longer these conditions persist, the greater the probability that these factors could have an adverse effect on the Fund’s financial results and continued viability;

●	a significant decline in the equity markets which may reduce the value of the Fund’s portfolio securities; and

The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; natural disasters and ecological damage; and other factors including terrorism and war such as in the Ukraine and the Middle East. Those events, as well as other changes in foreign and domestic political and economic conditions could also adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments, timing of investment realizations, availability of credit and length of time investments are held. At such times, the Fund’s exposure to the risks described elsewhere in this Offering Memorandum can increase and it may be difficult for the Fund to implement its investment program for a period of time.

Technology Company Securities Risk

Under normal market conditions, the Fund may maintain a significant exposure to the equity securities of companies which derive a major portion of their revenue directly or indirectly from business lines which benefit, or are expected to benefit from, technological events, advances or products (“Technology Companies”). Investing in securities of Technology Companies involves additional risks. These risks include: limited operating histories of many Technology Companies; rapidly changing technologies and products which may quickly become obsolete; cyclical patterns in information technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investors’ sentiments and preferences with regard to investments in Technology Companies (which are generally perceived as risky) with their resultant effect on the price of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Technology Companies and may cause the Fund’s performance to experience substantial volatility. The Fund may thus be subject to these and other risks associated with Technology Companies to a much greater extent than a fund that may not emphasize these investments.

The Adviser’s definition of “Technology Companies” (as indicated above) covers companies in a broader range of industries and sectors than those that are more commonly considered Technology Companies. As a result, the Fund’s portfolio and performance may not resemble those of funds that are concentrated in more traditional Technology Companies.

Private Companies Risk

Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund may hold a substantial number of non-controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment. In addition, these investments are subject to valuation risk as they will be fair valued which is subject to inherent uncertainty and thus, there is significant uncertainty that the Fund can realize such investments at value. At times the Fund may be the majority investor in a portfolio company. In that event, the Fund may take actions in a manner that could disadvantage the minority investors in such portfolio company. There is an increased risk that a minority investor could bring a claim in respect of such actions, which may adversely impact the Fund’s investment, whether or not such claims are successfully defended.

Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Even after an IPO, shares may still be restricted, and may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Venture Capital Investments

The Fund expects to make “venture capital” investments in private companies which are subject to significant additional risks, including that the venture capital investments typically have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. The public market for startup and emerging growth companies is volatile. Such volatility may adversely affect the development of portfolio companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s portfolio companies may vary dramatically from period to period. An otherwise successful portfolio company may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a portfolio company effects a successful public offering, the portfolio company’s securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development. There can be no guarantee that any portfolio company investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Secondary Investments

The Fund expects to acquire shares or interests in private companies from other shareholders (“Secondary Shares”). When the Fund purchases Secondary Shares, it may have little or no direct access to financial or other information from the issuers of those securities. As a result, the Fund is dependent upon the relationships and contacts of the Adviser and its investment professionals to obtain the information to perform research and due diligence and to monitor the investments in Secondary Shares after they are made. There can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any Secondary Share purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the issuers of such shares could cause the Fund to lose part or all of its investment in Secondary Shares.

In addition, while the Adviser may believe the ability to acquire Secondary Shares or sell the Fund’s own private securities as Secondary Shares may provide valuable opportunities for liquidity, there can be no assurance that there will be a market or liquidity for buying or selling Secondary Shares. The prices of Secondary Shares may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for the Fund to acquire Secondary Shares at an attractive price or realize the full value on the sale of private securities held by the Fund as Secondary Shares. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of the securities sold in that market, and may overstate an issuer’s actual value, which may cause the Fund to realize future losses on its investment in a private issuer.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks that expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the competitiveness for such investments. Private companies may also increasingly seek to limit secondary trading in their stock, such as through contractual transfer restrictions, and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate investments could be adversely affected.

Publicly Traded Equity Securities Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Innovation Company Securities

Under normal market conditions, the Fund will maintain a significant exposure to the equity securities of companies which the Adviser, at the time of investment, believes can innovate or grow more quickly compared to their competitors by deploying, implementing, or using technology or that are expected to be otherwise positively impacted by technological innovation (“Innovation Companies”). Investing in securities of Innovation Companies involves additional risks. These risks include: limited operating histories of many Innovation Companies; rapidly changing technologies and products which may quickly become obsolete; cyclical patterns in information technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investors’ sentiments and preferences with regard to investments in Innovation Companies (which are generally perceived as risky) with their resultant effect on the price of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Innovation Companies and may cause the Fund’s performance to experience substantial volatility. The Fund may thus be subject to these and other risks associated with Innovation Companies to a much greater extent than a fund that may not emphasize these investments.

The Adviser’s definition of “Innovation Companies” (as indicated above) covers companies in a broader range of industries and sectors than those that are more commonly considered Technology Companies. As a result, the Fund’s portfolio and performance may not resemble those of funds that are concentrated in more traditional Technology Companies.

Sector Concentration Risk

The Fund’s investments may nonetheless be concentrated in one or more sectors covering Innovation Companies, including technology and technology-related sectors (such as biotech). Investments in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Thus, the Fund may be more susceptible to risk of loss from events adversely affecting a particular sector in which the Fund focuses. Certain Technology Companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale.

A significant portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations and thus their valuation is subject to inherent uncertainty and conflicts of interest. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. There are inherent uncertainties associated with the determination of fair value. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund typically holds privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. This could adversely affect the Fund, new shareholders and shareholders whose Shares are repurchased.

Determination of the value of the Fund’s portfolio impacts the calculation of the Management Fee, the Distribution and Shareholder Servicing Fees and determination of the price at which the Shares will be offered and repurchased. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay and the number of Shares or amount of proceeds from the repurchase of Shares an investor will receive upon investing in the Fund or having their Shares repurchased by the Fund. The Fund expects to generally accept purchases of Shares as of the first business day of each month. The number of Shares a shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (i.e., one business day prior to date on which the Fund will accept purchases). Similarly, for repurchase offers, the proceeds a shareholder will receive from participating in a repurchase offer will be based on the Fund’s net asset value for that quarter end, which will be calculated for the last business day of the month of then-expiring quarter. The Adviser generally expects to receive information for certain Fund investments, such as private companies, on a quarterly basis only and on a significant delay. The Adviser does not expect to receive updated information intra quarter for such investments, which may impact the

Adviser’s valuation determinations. A subsequent decrease in the valuation of the Fund’s investments after a subscription (or repurchase) could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders (or, in the case of a repurchase, potentially advantage shareholders participating in a repurchase offer relative to shareholders not participating), and a subsequent increase in the valuation of the Fund’s investments after a subscription (or repurchase) could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors (or, in the case of a repurchase, potentially disadvantage shareholders participating in a repurchase offer relative to shareholders not participating). For more information regarding the Fund’s calculation of its net asset value, see “Calculation of Net Asset Value.”

Convertible Securities Risk

Convertible securities also carry unique risks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). Therefore, the investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

Risk of Equity Securities

The Fund invests in publicly-traded and privately issued “equity securities,” which, for these purposes, means common and preferred stocks (including investments in initial public offerings or “IPOs”), convertible securities, stock and index options (call and put options), warrants and rights. Thus, the value of the Fund’s portfolio will be affected by movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s share price, which will fluctuate as the values of the Fund’s investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

In addition, special risks are associated with investments in IPO securities including a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospect of achieving them.

Convertible securities also carry unique risks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). Therefore, the investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable. The Fund may invest in structured equity-linked instruments which have debt like components and are subject to various risks as noted above with respect to convertible debt securities and equity securities generally. They are also subject to risks similar to certain derivative instruments which are described below under “Derivatives Risk” and “Counterparty Credit Risk”

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options (including index options), including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited.

With respect to stock options or index options, the sale of a covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security (owned by the Fund) or Fund market exposure or to possible continued holding of a security or market exposure that might otherwise have been sold or reduced to protect against depreciation in the market price. The sale of a covered put option exposes the Fund during the term of the option to a decline in price of the underlying security while depriving the Fund of the opportunity to invest the cash or liquid securities that are required to be placed in a segregated account in order to engage in a covered put option. In addition, when options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. (See “Principal Risk Factors — Counterparty Credit Risk” on page 24.) These options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

Finally, warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the value of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Warrants and Rights Risk

Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the value of the underlying securities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Foreign Investment Risk

The Fund may invest without limitation in securities of foreign issuers and in depositary receipts. The Adviser defines “foreign issuers” as companies that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad. Since there are companies that may be legally organized or have principal offices located in the U.S. that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad, such companies are also considered to be “foreign issuers” for these purposes.

Risk factors affecting foreign investments include, but are not limited to, the following: varying custody and settlement practices; difficulty in pricing; potentially less information about issuers of foreign securities; potentially less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of the Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, the Fund may incur costs in connection with conversion between various currencies. The Fund may also invest in companies located in, or doing business in, emerging or less developed countries. These investments are typically subject to the foregoing risks to a much greater degree than investments in developed countries and thus, investments in less developed countries could potentially increase volatility of the Fund’s net asset value. There is no limit on the amount of the Fund’s assets that may be invested in companies located or doing business in emerging market countries.

Brexit. The departure of the United Kingdom (UK) from the European Union (EU) single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. Given the size and importance of the UK’s economy, the longer-term impact of Brexit or any further potential devolution of the EU on the UK and European economies and the broader global economy could be significant, resulting in significant currency fluctuations, and/or otherwise adversely affect international markets or other cross-border co-operation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) for the foreseeable future beyond the date of the UK’s withdrawal from the EU, which may adversely affect the value of your investment in the Fund.

Eurozone Investment Risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the EU or the Eurozone create risks that could materially and adversely affect Fund investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro- denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund. Were any other member state to decide to withdraw from the EU, that could exacerbate such uncertainty and instability and may present similar and/or additional potential risks to Fund investments in European issuers.

Emerging Markets Risk

The Fund may invest in companies in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in securities of foreign issuers but to a heightened degree. Investments in the securities of issuers domiciled in countries with emerging markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed markets, such as (i) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (ii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iii) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (iv) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.

Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these markets will continue to present viable investment opportunities for the Fund.

China Investment Risk. The Fund may at times have significant exposure to Chinese companies and companies doing business in China. The following events and issues, among others, may have a materially adverse impact on investments in companies doing business in the People’s Republic of China (“PRC”) (including Hong Kong and Macau) and territories administered by the Republic of China (Taiwan and some neighboring islands) (collectively, “Greater China”): introduction of new policies or legislation in, or affecting businesses or investments in, Greater China; unfavorable legal interpretations and/or inability to effectively enforce legal rights under PRC law or another legal system in Greater China; political relations between the international community and Greater China; PRC state ownership and PRC government economic intervention; non-compliance with U.S. laws by companies in Greater China; potential for fraud by companies in Greater China and difficulties in conducting due diligence; restrictions on foreign investment market access; difficulty of repatriation of investment returns and capital; and tax uncertainty impacting companies in Greater China and investments in companies doing business in Greater China.

India Investment Risk. The Fund may at times have significant exposure to Indian companies. There are risks associated with investing in Indian companies, in addition to those discussed above concerning foreign investments and emerging markets risk. Specifically, performance of Indian companies and the value of the Fund’s interests in Indian companies may be adversely affected by numerous factors, including, for example, (i) business, economic, and political conditions throughout India and the world; (ii) the supply of and demand for the goods and services produced, provided, or sold by Indian companies; (iii) changes and advances in technology that may, among other things, render goods and services sold by Indian companies obsolete; (iv) actual and potential competition from other companies and (v) further risks such as currency fluctuations, expropriation, confiscatory taxation, exchange control regulations (including currency blockage) and rapid fluctuations in inflation and interest rates.

Latin America Investment Risk. The Fund may invest in companies located in, or doing business in, Latin America, which are subject to risks in addition to those discussed above concerning foreign investments and emerging markets risk. Consequently, these investments may be subject to greater volatility. The economies of certain Latin American countries have experienced high interest rates and inflation rates, economic volatility, currency devaluations, economic, political and social instability, government defaults and high unemployment rates. These factors may negatively impact the performance of Latin American Innovation Companies.

Risk of Short Sales

The Fund may seek maximum capital appreciation by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transactions costs, where in the case of a short sale, there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale.

There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain, which will be passed through to investors as ordinary income. (See “Certain Tax Matters — Taxation of Short Sales.”)

The Fund may also make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If the Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box.

Regulators impose certain restrictions or disclosure requirements on short sales and the levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy. See also “Derivatives Risk” below.

There are other inherent difficulties and challenges in short selling. The general negative perceptions of short-sellers may limit the Adviser’s access to management of various issuers and hamper its research efforts. Management and other stakeholders of issuers may take legal action against short-sellers seeking to prevent or discourage short sales of the issuer’s securities to avoid depressing the value of its securities. The Adviser and the Fund could be subject to such private legal actions. The cost of and management time committed to defending any such action could be substantial.

When effecting short sales of securities, the Fund will receive a dollar amount (the “net short proceeds”) equal to the value of the securities sold short and will deposit and retain such net short proceeds or use them to purchase securities with the brokerage firm through which it effected the short sale transactions (a “Prime Broker”). Currently, the Fund’s Prime Broker is Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The Fund may add one or more additional Prime Brokers. The Fund, the Prime Broker and The Bank of New York Mellon, the Fund’s custodian, are parties to agreements in which the Prime Broker retains custody, on behalf of the Fund, of the cash proceeds from securities sold short. Because the Fund effects short sales as part of its principal investment strategy, the short proceeds deposited with the Prime Broker could represent a material portion of the Fund’s total assets. This may expose the Fund to significant risks or difficulty in obtaining access to its assets in the event of the default or bankruptcy of a Prime Broker. The Adviser will monitor regularly the creditworthiness of each Prime Broker.

Derivatives Risk

Swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of non-performance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty. The prices of derivative instruments can be highly volatile. In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Fund’s performance.

There has been an international effort to increase the stability of the over-the-counter derivatives market in response to the 2008 financial crisis. In the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes provisions that also comprehensively regulate the over-the-counter derivatives markets. In Europe, the European Parliament has adopted a regulation on over-the-counter derivatives, central counterparties and trade repositories (known as the European Markets and Infrastructure Regulation, or “EMIR”), which comprehensively regulates the over-the-counter derivatives markets. These regulations have imposed compliance costs on the Fund. They have also increased the dealers’ costs, which may be passed through to other market participants in the form of higher fees and less favorable dealer marks. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

The 1940 Act rules impose limits on the Fund’s ability to use derivative instruments and short sales. Generally, under such rules, if the Fund’s notional derivative exposures (including short sales) exceed 10% of the Fund’s net assets, the Fund’s VaR may not exceed 200% of the VaR of a designated reference portfolio. These rules may restrict the Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions which may affect the Fund’s ability to achieve its investment objective or make it more costly to do so.

Counterparty Credit Risk

The Fund will be subject to counterparty credit risk with respect to its use of total return swaps and other derivatives contracts. If a counterparty to a swap or other derivative contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser will seek to effect swap and other derivative transactions only with counterparties that it believes are creditworthy. The Adviser will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Fund. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Options Risk

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including index, ETF and currency options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk, which are described above and below, respectively.

Portfolio Fair Value Risk

Certain private portfolio companies provide financial information only on a periodic basis (e.g., quarterly) or not all (e.g., Secondary Shares) to the Adviser or its valuation agents. The fair valuations of such companies’ securities and other Fund portfolio holdings, as of the end of each month, can vary dramatically from the time the Fund’s NAV was last determined and/or from the last time the portfolio company provided financial information to the Adviser or its affiliates.

Borrowings & Leverage Risk

The Fund’s investment program makes use of leverage by borrowing money. (Although the Fund may issue preferred Shares, it has no intention of doing so within the next 12 months.) The practice of leveraging by borrowing money is speculative and involves certain risks. The Fund currently expects to employ leverage up to 15 percent of the Fund’s total assets, primarily through direct borrowing from banks and/or prime brokers. Borrowings by the Fund (which do not include any short and derivative transactions) will not exceed 33 ⅓ percent of the Fund’s total assets.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per share. In the event that the Fund’s portfolio investments decline in value, the Fund could be subject to a “margin call” and will be required to deposit additional collateral with the lender or suffer mandatory liquidation of securities pledged as collateral for its borrowings. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Leverage also creates interest expense that may lower the Fund’s overall returns. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the “Asset Coverage Requirement”). This means that the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

There is no guarantee that a leveraging strategy will be successful.

Portfolio Company Follow-On Investment Risk

Following its initial investment in a given portfolio company, the Fund may decide to provide additional funds to such portfolio company or may have the opportunity to increase its investment in a successful portfolio company. There is no assurance that the Fund will make follow-on investments or that the Fund will have sufficient funds to make all or any of such investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments (i) may have a subsequent negative effect on a portfolio company in need of such an investment, (ii) result in a lost opportunity for the Fund to increase its participation in a successful operation, or (iii) result in a loss of certain anti-dilution protection.

In-Kind Distributions Risk

The Fund may in certain circumstances receive distributions from portfolio companies in kind to the extent permitted under applicable law. There can be no assurance that securities distributed in kind will be readily marketable or salable. If the Fund ultimately receives distributions in kind indirectly from any of its investments, it may incur additional costs and risks in connection with the disposition of such assets.

Investment Competition Risk

Many entities compete with the Fund in pursuing venture capital investments. These competitors may have greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund or the diversification requirements imposed on RICs by Subchapter M of the Code. As a result of this competition, the Fund may not be able to pursue attractive investment opportunities from time to time.

Personnel Risk

The Fund will depend on the Adviser’s ability to select, allocate and reallocate the Fund’s assets effectively. The success of the Fund is thus substantially dependent on the Adviser and its continued employment of certain key personnel. Similarly, the success of each private company investment in which the Fund invests is also likely to be substantially dependent on certain key personnel of a portfolio company. Should one or more of the key personnel of the Adviser or of a portfolio company become incapacitated or in some other way cease to participate in management activities, the Fund’s performance could be adversely affected. There can be no assurance that these key personnel will continue to be associated with or available to the Adviser or the portfolio companies throughout the life of the Fund.

Investing Alongside Other Parties Risk; Minority Investments Risk

Investing alongside one or more other parties in an investment (i.e., as a co-investor) involves risks that may not be present in investments made by lead or sponsoring private equity investors. As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the other investors. Additionally, the Fund may not be the lead investor, and may have different objectives than lead investors which generally have a greater degree of control over such investments. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction.

In addition, in order to take advantage of investment opportunities as a co-investor, the Fund generally will be required to hold a non-controlling interest. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by other co-investors with respect to the portfolio company and the Fund’s investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made. The Fund may not be able to sell or otherwise liquidate its investment as a result of any disagreement with co-investors, and will be significantly reliant on the existing portfolio company management and board of directors, and the other co-investors in such portfolio company, with respect to the management of such portfolio company and the ability of the Fund to exit such investment. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors.

In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers. Investments made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers. There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund’s interests.

IPO Securities Risk

The Fund anticipates that various portfolio companies could undergo an initial public offering (IPO). The value of shares of a portfolio company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects, the shares of portfolio companies following an IPO may experience high amounts of volatility, generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after the IPO that prohibit the Fund from selling its investments into the public market for specified periods of time after an IPO. As a result, the market price of securities that the Fund holds may decline substantially before we are able to sell these securities following an IPO.

Liquid Investments; U.S. Government Securities Risk

Pending the investment of the proceeds pursuant to the Fund’s investment objective, the Fund may invest its assets, which may be a substantial portion, in short-term, high quality debt securities, money market securities, cash or cash equivalents. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in Innovation Companies or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in with the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

Structural Risks

There are additional risks associated with the Fund’s closed-end investment company structure and the Fund’s fee structure:

Incentive Fee Risk

The Incentive Fee (as described below) may create an incentive for the Adviser to cause the Fund to make investments that are riskier or more speculative than those that might have been made in the absence of the Incentive Fee. In addition, the Adviser may time investments in order to maximize income under the Incentive Fee. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to future determinations as to whether to renew the investment advisory agreement with the Adviser), expects to consider whether the Incentive Fee is fair and reasonable.

The Incentive Fee is accrued monthly as a liability of the Fund and so reduces the net asset value of all Shares. The repurchase price received by a shareholder whose Shares are repurchased in a repurchase offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal periods. This is sometimes known as a “high water mark.” An Incentive Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been determined.

Whenever Shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund’s assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund’s Shares are repurchased in a repurchase offer (meaning that 5% of the Fund’s assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. Under this scenario, the Fund will not accrue an Incentive Fee until it recovers the cumulative loss of $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of Shares (including Shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Shares increases, the per-share amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if a shareholder does not reinvest its distributions, the benefits that such shareholder would receive from a cumulative loss (if any) will be diluted. This means that an investor’s investment may bear a higher percentage Incentive Fee than it otherwise would.

The application of the Incentive Fee may not correspond to a particular shareholder’s experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding share. For example, a shareholder may acquire Shares after the Fund’s trading has resulted in a cumulative loss. If so, that shareholder’s Shares will not be subject to having their net asset value reduced by the Incentive Fee until sufficient gains have been achieved to exceed such losses, despite the fact that all gains allocated to such Shares from the date of purchase will constitute aggregate cumulative appreciation in respect of such Shares. Conversely, the Shares which had been outstanding when such losses were incurred may be subject to having their net asset value reduced by the Incentive Fee, even though the net asset value per share is below the net asset value at which such Shares were issued. In addition, when Shares are issued at a net asset value reduced by the accrued Incentive Fee and such accrued Incentive Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding Shares (increasing the net asset value per Share), including those Shares whose purchase price had not itself been reduced by the accrued Incentive Fee being reversed.

In addition, determinations of fair value for any investments that comprise the Private Sleeve or other holdings can be highly subjective, and the Adviser, given its role in making such determinations, has a conflict of interest as the Adviser is receiving the Incentive Fee which can be impacted by the effect of such fair valuation decisions. The Board retains ultimate oversight over the Fund’s valuation policies and procedures.

Very few investment advisers to registered investment companies receive an incentive fee similar to that to which the Adviser is entitled. In fact, due to the Fund’s performance, the Incentive Fees accrued may be high and amount to a significant portion of the Fund’s expense ratio. However, the Incentive Fee is comparable to performance-based fees charged by private funds. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to annual determinations as to whether to renew the investment advisory agreement with the Adviser), does consider whether the Incentive Fee is fair and reasonable.

Liquidity and Transfer Risks

Investors do not have the right to require the Fund to repurchase their Shares during the life of the Fund. In addition, the Fund has no plans to list its Shares on any securities exchange and there will be no secondary market on which to sell Shares. Although, following the Initial Investor Commencement Date, the Fund intends to make limited quarterly offers to repurchase its Shares, there can be no assurance that the Fund will repurchase all Shares that are tendered by a shareholder in connection with any repurchase offer. Further, any Share repurchases are expected to be limited to a small percentage of the value of the Fund.

Shares may be held only through a broker or dealer that has entered into a selling agreement with the Distributor (or its agent/sub-distributor) and/or the Fund or a registered investment adviser that has entered into an agreement with the Adviser (or its affiliates) and holds Shares through a broker or dealer that has entered into a selling agreement with the Distributor (or its agent/sub-distributor) and/or the Fund. Shareholders will be unable to redeem Shares because the Fund is a closed-end fund. In addition, Shares are subject to transfer restrictions that permit transfers only upon the prior written consent of the Adviser to persons who are Eligible Investors (as defined herein). Brokers, dealers, the Adviser or the Distributor may require substantial documentation in connection with a requested transfer of Shares, and shareholders should not expect that they will be able to transfer Shares at all. Attempted transfers may require a substantial amount of time to effect. Shares of the Fund may not be exchanged for shares of any other fund. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

Failure to Hold Qualifying Tender

If during any consecutive 24-month period, the Fund does not engage in a tender offer in which the Fund accepts 100% of properly tendered Shares (a “Qualifying Tender”), the Fund will not make any new investments that would comprise the Private Sleeve so as to reserve investable assets to satisfy future tender requests until a Qualifying Tender occurs. If the Fund does not make a Qualifying Tender, and, as a result, cannot make new investments that would comprise the Private Sleeve, the Fund’s ability to achieve its investment objectives and implement its investment strategy would be adversely affected.

No Operating History Risk

The Fund will have no performance history that investors can use to evaluate the Fund’s investment performance. In addition, portfolio companies in which the Fund may invest may be newly organized and have limited or no operating histories upon which to evaluate their performance; the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such portfolio companies will be limited. Moreover, even to the extent a portfolio company has a longer operating history, the past investment performance of any of the Fund’s investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the professionals responsible for the performance of such portfolio companies may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser may rely upon information provided to it by the portfolio company that is not, and cannot be, independently verified.

Non-Diversified Fund Risk

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund generally will not, however, commit more than 20% of its total capital (measured at the time of investment) in any one portfolio company. However, the Fund may depart from this investment restriction during periods of adverse market, economic or political conditions, periods of large cash inflows (including during periods of regular inflows, which can occur from inception of operations through the end of the offering of Shares to investors) and during the wind-up of the Fund.

Concentration of Investments Risk

Other than asset diversification requirements applicable to RICs (see “Certain Tax Matters”), there are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any single issuer. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated in individual companies. While such concentration could offer a greater potential for capital appreciation, it can subject the Fund to a significantly heightened risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

Tax Risks

The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. To qualify for and maintain qualification for taxation as a RIC under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. (See “Certain Tax Matters.”)

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to shareholders on an annual basis at least 90% of the Fund’s investment company taxable income (generally including net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any). Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	Very generally, the source-of-income requirement will be satisfied if the Fund obtains at least 90% of its gross income for each year from dividends, interest, gains from the sale of stock or securities (within the meaning of the 1940 Act) or certain other sources. If the source-of-income requirement is not met the Fund may fail to qualify for RIC tax treatment and be subject to corporate income tax on all of its taxable income, which tax cannot be reduced by distributions to shareholders.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” These requirements may require the Fund to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, the Fund’s ability to effect such dispositions may be limited, and any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain qualification for taxation as a RIC, it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the shareholders. (See “Material U.S. Federal Income Tax Considerations.”)

It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded the Fund or an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of changes in U.S. or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Investment Dilution Risks

The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund is authorized to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares in the future. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund (and the corresponding ownership percentages in the underlying portfolio companies) will be diluted.

ADDITIONAL RISK FACTORS

Regulatory Risk

Legal, tax and regulatory changes could occur during the term of the Fund that may adversely affect the Fund. The regulatory environment for registered investment companies is evolving, and changes in the regulation of registered investment companies may adversely affect the Fund, e.g., the value of investments held by the Fund and the ability of the Fund to obtain the leverage it might otherwise obtain or to pursue its trading strategies. The effect of any future regulatory change on the Fund could be substantial and adverse including, for example, increased compliance costs, the prohibition of certain types of trading and/or the inhibition of the Fund’s ability to pursue certain of its investment strategies as described in this Offering Memorandum.

Money Market Fund Risk

The Fund may invest cash, pending investment in portfolio companies, in money market funds. Although a money market fund generally seeks to maintain its value at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in money market funds. Shareholders of an investment company, including a money market fund, generally bear all expenses of that company, including fees of the investment adviser and custodian, brokerage commissions and legal and accounting fees. As a result, to the extent the Fund invests in a money market fund, shareholders will be paying two levels of advisory fees -- the Management Fee and Incentive Fee and the fees charged by the money market fund in the Fund’s portfolio. As a result, the returns realized by the Fund’s shareholders from the Fund’s activities will be less than the returns the shareholders would realize from engaging in the same activities directly.

Conflicts of Interest

The Adviser and its sole member, Alkeon Capital Management, LLC (“Alkeon”), provide investment advice for certain other investment funds or other accounts (the “Other Accounts”). The investment activities of the Adviser and its affiliates for the Other Accounts will give rise to conflicts of interest that may disadvantage the Fund. The Fund has no interest in these other activities of the Adviser and its affiliates. As a result of the foregoing, the persons that manage the Fund’s investments and their associated investment firms and their affiliates: (i) will be engaged in substantial activities other than on behalf of the Adviser and the Fund, (ii) will have differing economic interests in respect of such activities, and (iii) may have conflicts of interest in allocating their time and activity between the Fund and Other Accounts. Such persons will devote only so much of their time to the management of the Fund’s investments as in their judgment is necessary and appropriate.

There may be circumstances under which the Adviser or its associated firms will cause one or more of their Other Accounts to commit a different percentage of their respective assets to an investment opportunity than to which the Adviser will commit the Fund’s assets. There also may be circumstances under which the Adviser or its associated firms will consider participation by their Other Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Fund, or vice versa. It is the Adviser’s policy, to the extent practicable, to allocate investment opportunities to the Fund and the Other Accounts fairly and equitably over time. The Adviser will not purchase securities or other property from, or sell securities or other property to, the Fund.

In many circumstances, negotiated co-investments by the Fund and Other Accounts may be made only pursuant to an order from the SEC permitting the Fund to do so. The Adviser has obtained an exemptive order from the SEC (the “Order”), which grants Other Accounts and the Fund the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. In certain situations, such as when there is an opportunity to invest in other securities of the same issuer that do not satisfy the Fund’s investment objective and strategies, the personnel of the Adviser or its affiliates will need to decide which clients will proceed with which investments. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds/accounts over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Fund will be unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

It should be noted that Alkeon is a non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater acts as the distributor for the Fund and does not maintain a trading function. (See “Conflicts of Interest.”)

Affiliation Risk

The Fund may be precluded from investing in certain portfolio companies due to regulatory implications under the 1940 Act or other laws, rules or regulations, or may be limited in the amount it can invest in the voting securities of a portfolio company, in the size of the economic interest it can have in the portfolio company, or in the scope of influence it is permitted to have in respect of the management of the portfolio company. Should the Fund be required to treat a portfolio company in which it has invested as an “affiliated person” under the 1940 Act, the 1940 Act would impose a variety of restrictions on the Fund’s dealings with the portfolio company. Moreover, these restrictions may arise as a result of investments by future clients of the Adviser or its affiliates in a portfolio company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable portfolio company for the Fund. The fact that many portfolio companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

Disaster, Business Continuity and Cyber-Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the Fund’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on the Fund’s results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of the Adviser and Alkeon’s employees were unavailable in the event of a disaster, the Fund’s ability to effectively conduct business could be severely compromised.

The Adviser (and its affiliates) relies upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, the Adviser’s (and its affiliates’) information technology systems could become subject to cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of service attacks on websites (i.e., efforts to make network services unavailable to intended users). Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on the Fund.

Cyber-security failures or breaches by the Adviser and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s net asset value calculations, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber-security plans and systems put in place by its service providers and issuers in which the Fund invests. The Fund could be negatively impacted as a result.

The Fund is dependent on its and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s activities. The Fund’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control and adversely affect the Fund’s business. There could be:

•	sudden electrical or telecommunications outages;

•	natural disasters such as earthquakes, tornadoes and hurricanes;

•	disease pandemics;

•	events arising from local or larger scale political or social matters, including terrorist acts; and

•	cyber-attacks.

These events, in turn, could have a material adverse effect on the Fund.

No Public Trading [Text Block]	there will be no secondary market on which to sell Shares.
No Trading History [Text Block]	In addition, the Fund has no plans to list its Shares on any securities exchange and there will be no secondary market on which to sell Shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is an unincorporated statutory trust organized under the laws of Delaware. The Fund is authorized to issue an unlimited number of Shares of beneficial interest, $0.001 par value. The Board is authorized to increase or decrease the number of Shares issued. Each share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Trustees have the power to pay expenses of the Fund prior to paying dividends or distributions to shareholders.

All Shares are equal as to voting privileges and have no conversion, preemptive or other subscription rights. Class A shares are subject to a maximum sales load and a distribution and shareholder servicing fee. Unlike Class A shares, (i) Class W shares are not subject to any front-end sales load or ongoing distribution fee, but are subject to a servicing fee not to exceed 0.25% (on an annualized basis) of the net asset value of Class W shares, and (ii) Class I shares are not subject to any front-end sales load, ongoing distribution fee or ongoing servicing fee. The Fund will send annual and semi-annual reports to all holders of its Shares. The Fund does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. Shareholders are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Shares are not available in certificated form. In addition, the provisions of the Declaration of Trust limit the ability of shareholders to bring derivative and direct claims, except for claims arising under federal securities laws.

Security Voting Rights [Text Block]	Each share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Trustees have the power to pay expenses of the Fund prior to paying dividends or distributions to shareholders.
Security Preemptive and Other Rights [Text Block]	All Shares are equal as to voting privileges and have no conversion, preemptive or other subscription rights. Class A shares are subject to a maximum sales load and a distribution and shareholder servicing fee. Unlike Class A shares, (i) Class W shares are not subject to any front-end sales load or ongoing distribution fee, but are subject to a servicing fee not to exceed 0.25% (on an annualized basis) of the net asset value of Class W shares, and (ii) Class I shares are not subject to any front-end sales load, ongoing distribution fee or ongoing servicing fee. The Fund will send annual and semi-annual reports to all holders of its Shares. The Fund does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments.
General and Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General and Investment Risks

General

All securities investments risk the loss of capital. Shareholders may experience a significant decline in the value of their investment. Prospective shareholders should invest only if they can sustain a complete loss of their investment. To the extent that the Fund makes substantial investments in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. In addition, the value of the Fund’s investments can be reduced by unsuccessful investment strategies, poor selection of equity securities, poor economic growth, pronounced market volatility, and political, regulatory and legal developments. Further, the Fund’s use of leverage can result in magnified losses to the Fund. Shareholders could lose some or all of their investment. The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; and natural disasters and ecological damage.

The large-scale invasion of Ukraine by Russia in February 2022 resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. In addition, the current conflict in the Middle East and terrorist acts may cause significant volatility in the markets and/or market disruptions. These developments and other related events could negatively impact Fund performance.

Market and Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market and Environment Risk

General economic or market conditions may adversely affect the investments made by the Fund. In addition, a downturn or contraction in the global economy or in the capital markets, or in certain industries or geographic regions thereof, may restrict the availability of suitable investment opportunities for the Fund and/or the opportunity to liquidate any such investments, each of which could prevent the Fund from meeting its investment objective. A general economic downturn could also result in the diminution or loss of the investments made by the Fund.

Consequences of a severe worldwide economic downturn that may adversely affect the Fund include, among other things:

●	a potential lack of available credit, lack of confidence in the financial sector and reduced business activity, all which could materially and adversely affect the Fund and economic conditions generally. The longer these conditions persist, the greater the probability that these factors could have an adverse effect on the Fund’s financial results and continued viability;

●	a significant decline in the equity markets which may reduce the value of the Fund’s portfolio securities; and

The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; natural disasters and ecological damage; and other factors including terrorism and war such as in the Ukraine and the Middle East. Those events, as well as other changes in foreign and domestic political and economic conditions could also adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments, timing of investment realizations, availability of credit and length of time investments are held. At such times, the Fund’s exposure to the risks described elsewhere in this Offering Memorandum can increase and it may be difficult for the Fund to implement its investment program for a period of time.

Technology Company Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Company Securities Risk

Under normal market conditions, the Fund may maintain a significant exposure to the equity securities of companies which derive a major portion of their revenue directly or indirectly from business lines which benefit, or are expected to benefit from, technological events, advances or products (“Technology Companies”). Investing in securities of Technology Companies involves additional risks. These risks include: limited operating histories of many Technology Companies; rapidly changing technologies and products which may quickly become obsolete; cyclical patterns in information technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investors’ sentiments and preferences with regard to investments in Technology Companies (which are generally perceived as risky) with their resultant effect on the price of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Technology Companies and may cause the Fund’s performance to experience substantial volatility. The Fund may thus be subject to these and other risks associated with Technology Companies to a much greater extent than a fund that may not emphasize these investments.

The Adviser’s definition of “Technology Companies” (as indicated above) covers companies in a broader range of industries and sectors than those that are more commonly considered Technology Companies. As a result, the Fund’s portfolio and performance may not resemble those of funds that are concentrated in more traditional Technology Companies.

Private Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Companies Risk

Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund may hold a substantial number of non-controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment. In addition, these investments are subject to valuation risk as they will be fair valued which is subject to inherent uncertainty and thus, there is significant uncertainty that the Fund can realize such investments at value. At times the Fund may be the majority investor in a portfolio company. In that event, the Fund may take actions in a manner that could disadvantage the minority investors in such portfolio company. There is an increased risk that a minority investor could bring a claim in respect of such actions, which may adversely impact the Fund’s investment, whether or not such claims are successfully defended.

Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Even after an IPO, shares may still be restricted, and may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Venture Capital Investments

The Fund expects to make “venture capital” investments in private companies which are subject to significant additional risks, including that the venture capital investments typically have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. The public market for startup and emerging growth companies is volatile. Such volatility may adversely affect the development of portfolio companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s portfolio companies may vary dramatically from period to period. An otherwise successful portfolio company may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a portfolio company effects a successful public offering, the portfolio company’s securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development. There can be no guarantee that any portfolio company investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Secondary Investments

The Fund expects to acquire shares or interests in private companies from other shareholders (“Secondary Shares”). When the Fund purchases Secondary Shares, it may have little or no direct access to financial or other information from the issuers of those securities. As a result, the Fund is dependent upon the relationships and contacts of the Adviser and its investment professionals to obtain the information to perform research and due diligence and to monitor the investments in Secondary Shares after they are made. There can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any Secondary Share purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the issuers of such shares could cause the Fund to lose part or all of its investment in Secondary Shares.

In addition, while the Adviser may believe the ability to acquire Secondary Shares or sell the Fund’s own private securities as Secondary Shares may provide valuable opportunities for liquidity, there can be no assurance that there will be a market or liquidity for buying or selling Secondary Shares. The prices of Secondary Shares may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for the Fund to acquire Secondary Shares at an attractive price or realize the full value on the sale of private securities held by the Fund as Secondary Shares. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of the securities sold in that market, and may overstate an issuer’s actual value, which may cause the Fund to realize future losses on its investment in a private issuer.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks that expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the competitiveness for such investments. Private companies may also increasingly seek to limit secondary trading in their stock, such as through contractual transfer restrictions, and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate investments could be adversely affected.

Publicly Traded Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Equity Securities Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Innovation Company Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Innovation Company Securities

Under normal market conditions, the Fund will maintain a significant exposure to the equity securities of companies which the Adviser, at the time of investment, believes can innovate or grow more quickly compared to their competitors by deploying, implementing, or using technology or that are expected to be otherwise positively impacted by technological innovation (“Innovation Companies”). Investing in securities of Innovation Companies involves additional risks. These risks include: limited operating histories of many Innovation Companies; rapidly changing technologies and products which may quickly become obsolete; cyclical patterns in information technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investors’ sentiments and preferences with regard to investments in Innovation Companies (which are generally perceived as risky) with their resultant effect on the price of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Innovation Companies and may cause the Fund’s performance to experience substantial volatility. The Fund may thus be subject to these and other risks associated with Innovation Companies to a much greater extent than a fund that may not emphasize these investments.

The Adviser’s definition of “Innovation Companies” (as indicated above) covers companies in a broader range of industries and sectors than those that are more commonly considered Technology Companies. As a result, the Fund’s portfolio and performance may not resemble those of funds that are concentrated in more traditional Technology Companies.

Sector Concentration Risk

The Fund’s investments may nonetheless be concentrated in one or more sectors covering Innovation Companies, including technology and technology-related sectors (such as biotech). Investments in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Thus, the Fund may be more susceptible to risk of loss from events adversely affecting a particular sector in which the Fund focuses. Certain Technology Companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale.

A significant portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations and thus their valuation is subject to inherent uncertainty and conflicts of interest. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. There are inherent uncertainties associated with the determination of fair value. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund typically holds privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. This could adversely affect the Fund, new shareholders and shareholders whose Shares are repurchased.

Determination of the value of the Fund’s portfolio impacts the calculation of the Management Fee, the Distribution and Shareholder Servicing Fees and determination of the price at which the Shares will be offered and repurchased. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay and the number of Shares or amount of proceeds from the repurchase of Shares an investor will receive upon investing in the Fund or having their Shares repurchased by the Fund. The Fund expects to generally accept purchases of Shares as of the first business day of each month. The number of Shares a shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (i.e., one business day prior to date on which the Fund will accept purchases). Similarly, for repurchase offers, the proceeds a shareholder will receive from participating in a repurchase offer will be based on the Fund’s net asset value for that quarter end, which will be calculated for the last business day of the month of then-expiring quarter. The Adviser generally expects to receive information for certain Fund investments, such as private companies, on a quarterly basis only and on a significant delay. The Adviser does not expect to receive updated information intra quarter for such investments, which may impact the

Adviser’s valuation determinations. A subsequent decrease in the valuation of the Fund’s investments after a subscription (or repurchase) could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders (or, in the case of a repurchase, potentially advantage shareholders participating in a repurchase offer relative to shareholders not participating), and a subsequent increase in the valuation of the Fund’s investments after a subscription (or repurchase) could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors (or, in the case of a repurchase, potentially disadvantage shareholders participating in a repurchase offer relative to shareholders not participating). For more information regarding the Fund’s calculation of its net asset value, see “Calculation of Net Asset Value.”

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk

Convertible securities also carry unique risks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). Therefore, the investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

Risk of Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Equity Securities

The Fund invests in publicly-traded and privately issued “equity securities,” which, for these purposes, means common and preferred stocks (including investments in initial public offerings or “IPOs”), convertible securities, stock and index options (call and put options), warrants and rights. Thus, the value of the Fund’s portfolio will be affected by movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s share price, which will fluctuate as the values of the Fund’s investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

In addition, special risks are associated with investments in IPO securities including a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospect of achieving them.

Convertible securities also carry unique risks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). Therefore, the investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable. The Fund may invest in structured equity-linked instruments which have debt like components and are subject to various risks as noted above with respect to convertible debt securities and equity securities generally. They are also subject to risks similar to certain derivative instruments which are described below under “Derivatives Risk” and “Counterparty Credit Risk”

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options (including index options), including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited.

With respect to stock options or index options, the sale of a covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security (owned by the Fund) or Fund market exposure or to possible continued holding of a security or market exposure that might otherwise have been sold or reduced to protect against depreciation in the market price. The sale of a covered put option exposes the Fund during the term of the option to a decline in price of the underlying security while depriving the Fund of the opportunity to invest the cash or liquid securities that are required to be placed in a segregated account in order to engage in a covered put option. In addition, when options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. (See “Principal Risk Factors — Counterparty Credit Risk” on page 24.) These options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

Finally, warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the value of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights Risk

Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the value of the underlying securities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk

The Fund may invest without limitation in securities of foreign issuers and in depositary receipts. The Adviser defines “foreign issuers” as companies that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad. Since there are companies that may be legally organized or have principal offices located in the U.S. that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad, such companies are also considered to be “foreign issuers” for these purposes.

Risk factors affecting foreign investments include, but are not limited to, the following: varying custody and settlement practices; difficulty in pricing; potentially less information about issuers of foreign securities; potentially less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of the Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, the Fund may incur costs in connection with conversion between various currencies. The Fund may also invest in companies located in, or doing business in, emerging or less developed countries. These investments are typically subject to the foregoing risks to a much greater degree than investments in developed countries and thus, investments in less developed countries could potentially increase volatility of the Fund’s net asset value. There is no limit on the amount of the Fund’s assets that may be invested in companies located or doing business in emerging market countries.

Brexit. The departure of the United Kingdom (UK) from the European Union (EU) single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. Given the size and importance of the UK’s economy, the longer-term impact of Brexit or any further potential devolution of the EU on the UK and European economies and the broader global economy could be significant, resulting in significant currency fluctuations, and/or otherwise adversely affect international markets or other cross-border co-operation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) for the foreseeable future beyond the date of the UK’s withdrawal from the EU, which may adversely affect the value of your investment in the Fund.

Eurozone Investment Risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the EU or the Eurozone create risks that could materially and adversely affect Fund investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro- denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund. Were any other member state to decide to withdraw from the EU, that could exacerbate such uncertainty and instability and may present similar and/or additional potential risks to Fund investments in European issuers.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk

The Fund may invest in companies in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in securities of foreign issuers but to a heightened degree. Investments in the securities of issuers domiciled in countries with emerging markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed markets, such as (i) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (ii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iii) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (iv) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.

Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these markets will continue to present viable investment opportunities for the Fund.

China Investment Risk. The Fund may at times have significant exposure to Chinese companies and companies doing business in China. The following events and issues, among others, may have a materially adverse impact on investments in companies doing business in the People’s Republic of China (“PRC”) (including Hong Kong and Macau) and territories administered by the Republic of China (Taiwan and some neighboring islands) (collectively, “Greater China”): introduction of new policies or legislation in, or affecting businesses or investments in, Greater China; unfavorable legal interpretations and/or inability to effectively enforce legal rights under PRC law or another legal system in Greater China; political relations between the international community and Greater China; PRC state ownership and PRC government economic intervention; non-compliance with U.S. laws by companies in Greater China; potential for fraud by companies in Greater China and difficulties in conducting due diligence; restrictions on foreign investment market access; difficulty of repatriation of investment returns and capital; and tax uncertainty impacting companies in Greater China and investments in companies doing business in Greater China.

India Investment Risk. The Fund may at times have significant exposure to Indian companies. There are risks associated with investing in Indian companies, in addition to those discussed above concerning foreign investments and emerging markets risk. Specifically, performance of Indian companies and the value of the Fund’s interests in Indian companies may be adversely affected by numerous factors, including, for example, (i) business, economic, and political conditions throughout India and the world; (ii) the supply of and demand for the goods and services produced, provided, or sold by Indian companies; (iii) changes and advances in technology that may, among other things, render goods and services sold by Indian companies obsolete; (iv) actual and potential competition from other companies and (v) further risks such as currency fluctuations, expropriation, confiscatory taxation, exchange control regulations (including currency blockage) and rapid fluctuations in inflation and interest rates.

Latin America Investment Risk. The Fund may invest in companies located in, or doing business in, Latin America, which are subject to risks in addition to those discussed above concerning foreign investments and emerging markets risk. Consequently, these investments may be subject to greater volatility. The economies of certain Latin American countries have experienced high interest rates and inflation rates, economic volatility, currency devaluations, economic, political and social instability, government defaults and high unemployment rates. These factors may negatively impact the performance of Latin American Innovation Companies.

Risk of Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Short Sales

The Fund may seek maximum capital appreciation by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transactions costs, where in the case of a short sale, there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale.

There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain, which will be passed through to investors as ordinary income. (See “Certain Tax Matters — Taxation of Short Sales.”)

The Fund may also make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If the Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box.

Regulators impose certain restrictions or disclosure requirements on short sales and the levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy. See also “Derivatives Risk” below.

There are other inherent difficulties and challenges in short selling. The general negative perceptions of short-sellers may limit the Adviser’s access to management of various issuers and hamper its research efforts. Management and other stakeholders of issuers may take legal action against short-sellers seeking to prevent or discourage short sales of the issuer’s securities to avoid depressing the value of its securities. The Adviser and the Fund could be subject to such private legal actions. The cost of and management time committed to defending any such action could be substantial.

When effecting short sales of securities, the Fund will receive a dollar amount (the “net short proceeds”) equal to the value of the securities sold short and will deposit and retain such net short proceeds or use them to purchase securities with the brokerage firm through which it effected the short sale transactions (a “Prime Broker”). Currently, the Fund’s Prime Broker is Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The Fund may add one or more additional Prime Brokers. The Fund, the Prime Broker and The Bank of New York Mellon, the Fund’s custodian, are parties to agreements in which the Prime Broker retains custody, on behalf of the Fund, of the cash proceeds from securities sold short. Because the Fund effects short sales as part of its principal investment strategy, the short proceeds deposited with the Prime Broker could represent a material portion of the Fund’s total assets. This may expose the Fund to significant risks or difficulty in obtaining access to its assets in the event of the default or bankruptcy of a Prime Broker. The Adviser will monitor regularly the creditworthiness of each Prime Broker.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of non-performance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty. The prices of derivative instruments can be highly volatile. In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Fund’s performance.

There has been an international effort to increase the stability of the over-the-counter derivatives market in response to the 2008 financial crisis. In the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes provisions that also comprehensively regulate the over-the-counter derivatives markets. In Europe, the European Parliament has adopted a regulation on over-the-counter derivatives, central counterparties and trade repositories (known as the European Markets and Infrastructure Regulation, or “EMIR”), which comprehensively regulates the over-the-counter derivatives markets. These regulations have imposed compliance costs on the Fund. They have also increased the dealers’ costs, which may be passed through to other market participants in the form of higher fees and less favorable dealer marks. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

The 1940 Act rules impose limits on the Fund’s ability to use derivative instruments and short sales. Generally, under such rules, if the Fund’s notional derivative exposures (including short sales) exceed 10% of the Fund’s net assets, the Fund’s VaR may not exceed 200% of the VaR of a designated reference portfolio. These rules may restrict the Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions which may affect the Fund’s ability to achieve its investment objective or make it more costly to do so.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Credit Risk

The Fund will be subject to counterparty credit risk with respect to its use of total return swaps and other derivatives contracts. If a counterparty to a swap or other derivative contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser will seek to effect swap and other derivative transactions only with counterparties that it believes are creditworthy. The Adviser will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Fund. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including index, ETF and currency options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk, which are described above and below, respectively.

Portfolio Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fair Value Risk

Certain private portfolio companies provide financial information only on a periodic basis (e.g., quarterly) or not all (e.g., Secondary Shares) to the Adviser or its valuation agents. The fair valuations of such companies’ securities and other Fund portfolio holdings, as of the end of each month, can vary dramatically from the time the Fund’s NAV was last determined and/or from the last time the portfolio company provided financial information to the Adviser or its affiliates.

Borrowings & Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowings & Leverage Risk

The Fund’s investment program makes use of leverage by borrowing money. (Although the Fund may issue preferred Shares, it has no intention of doing so within the next 12 months.) The practice of leveraging by borrowing money is speculative and involves certain risks. The Fund currently expects to employ leverage up to 15 percent of the Fund’s total assets, primarily through direct borrowing from banks and/or prime brokers. Borrowings by the Fund (which do not include any short and derivative transactions) will not exceed 33 ⅓ percent of the Fund’s total assets.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per share. In the event that the Fund’s portfolio investments decline in value, the Fund could be subject to a “margin call” and will be required to deposit additional collateral with the lender or suffer mandatory liquidation of securities pledged as collateral for its borrowings. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Leverage also creates interest expense that may lower the Fund’s overall returns. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the “Asset Coverage Requirement”). This means that the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

There is no guarantee that a leveraging strategy will be successful.

Portfolio Company Follow-On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Company Follow-On Investment Risk

Following its initial investment in a given portfolio company, the Fund may decide to provide additional funds to such portfolio company or may have the opportunity to increase its investment in a successful portfolio company. There is no assurance that the Fund will make follow-on investments or that the Fund will have sufficient funds to make all or any of such investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments (i) may have a subsequent negative effect on a portfolio company in need of such an investment, (ii) result in a lost opportunity for the Fund to increase its participation in a successful operation, or (iii) result in a loss of certain anti-dilution protection.

In-Kind Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

In-Kind Distributions Risk

The Fund may in certain circumstances receive distributions from portfolio companies in kind to the extent permitted under applicable law. There can be no assurance that securities distributed in kind will be readily marketable or salable. If the Fund ultimately receives distributions in kind indirectly from any of its investments, it may incur additional costs and risks in connection with the disposition of such assets.

Investment Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Competition Risk

Many entities compete with the Fund in pursuing venture capital investments. These competitors may have greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund or the diversification requirements imposed on RICs by Subchapter M of the Code. As a result of this competition, the Fund may not be able to pursue attractive investment opportunities from time to time.

Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Personnel Risk

The Fund will depend on the Adviser’s ability to select, allocate and reallocate the Fund’s assets effectively. The success of the Fund is thus substantially dependent on the Adviser and its continued employment of certain key personnel. Similarly, the success of each private company investment in which the Fund invests is also likely to be substantially dependent on certain key personnel of a portfolio company. Should one or more of the key personnel of the Adviser or of a portfolio company become incapacitated or in some other way cease to participate in management activities, the Fund’s performance could be adversely affected. There can be no assurance that these key personnel will continue to be associated with or available to the Adviser or the portfolio companies throughout the life of the Fund.

Investing Alongside Other Parties Risk; Minority Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing Alongside Other Parties Risk; Minority Investments Risk

Investing alongside one or more other parties in an investment (i.e., as a co-investor) involves risks that may not be present in investments made by lead or sponsoring private equity investors. As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the other investors. Additionally, the Fund may not be the lead investor, and may have different objectives than lead investors which generally have a greater degree of control over such investments. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction.

In addition, in order to take advantage of investment opportunities as a co-investor, the Fund generally will be required to hold a non-controlling interest. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by other co-investors with respect to the portfolio company and the Fund’s investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made. The Fund may not be able to sell or otherwise liquidate its investment as a result of any disagreement with co-investors, and will be significantly reliant on the existing portfolio company management and board of directors, and the other co-investors in such portfolio company, with respect to the management of such portfolio company and the ability of the Fund to exit such investment. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors.

In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers. Investments made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers. There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund’s interests.

IPO Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

IPO Securities Risk

The Fund anticipates that various portfolio companies could undergo an initial public offering (IPO). The value of shares of a portfolio company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects, the shares of portfolio companies following an IPO may experience high amounts of volatility, generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after the IPO that prohibit the Fund from selling its investments into the public market for specified periods of time after an IPO. As a result, the market price of securities that the Fund holds may decline substantially before we are able to sell these securities following an IPO.

Liquid Investments; U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquid Investments; U.S. Government Securities Risk

Pending the investment of the proceeds pursuant to the Fund’s investment objective, the Fund may invest its assets, which may be a substantial portion, in short-term, high quality debt securities, money market securities, cash or cash equivalents. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in Innovation Companies or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in with the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

Structural Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Structural Risks There are additional risks associated with the Fund’s closed-end investment company structure and the Fund’s fee structure:
Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee Risk

The Incentive Fee (as described below) may create an incentive for the Adviser to cause the Fund to make investments that are riskier or more speculative than those that might have been made in the absence of the Incentive Fee. In addition, the Adviser may time investments in order to maximize income under the Incentive Fee. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to future determinations as to whether to renew the investment advisory agreement with the Adviser), expects to consider whether the Incentive Fee is fair and reasonable.

The Incentive Fee is accrued monthly as a liability of the Fund and so reduces the net asset value of all Shares. The repurchase price received by a shareholder whose Shares are repurchased in a repurchase offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal periods. This is sometimes known as a “high water mark.” An Incentive Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been determined.

Whenever Shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund’s assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund’s Shares are repurchased in a repurchase offer (meaning that 5% of the Fund’s assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. Under this scenario, the Fund will not accrue an Incentive Fee until it recovers the cumulative loss of $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of Shares (including Shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Shares increases, the per-share amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if a shareholder does not reinvest its distributions, the benefits that such shareholder would receive from a cumulative loss (if any) will be diluted. This means that an investor’s investment may bear a higher percentage Incentive Fee than it otherwise would.

The application of the Incentive Fee may not correspond to a particular shareholder’s experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding share. For example, a shareholder may acquire Shares after the Fund’s trading has resulted in a cumulative loss. If so, that shareholder’s Shares will not be subject to having their net asset value reduced by the Incentive Fee until sufficient gains have been achieved to exceed such losses, despite the fact that all gains allocated to such Shares from the date of purchase will constitute aggregate cumulative appreciation in respect of such Shares. Conversely, the Shares which had been outstanding when such losses were incurred may be subject to having their net asset value reduced by the Incentive Fee, even though the net asset value per share is below the net asset value at which such Shares were issued. In addition, when Shares are issued at a net asset value reduced by the accrued Incentive Fee and such accrued Incentive Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding Shares (increasing the net asset value per Share), including those Shares whose purchase price had not itself been reduced by the accrued Incentive Fee being reversed.

In addition, determinations of fair value for any investments that comprise the Private Sleeve or other holdings can be highly subjective, and the Adviser, given its role in making such determinations, has a conflict of interest as the Adviser is receiving the Incentive Fee which can be impacted by the effect of such fair valuation decisions. The Board retains ultimate oversight over the Fund’s valuation policies and procedures.

Very few investment advisers to registered investment companies receive an incentive fee similar to that to which the Adviser is entitled. In fact, due to the Fund’s performance, the Incentive Fees accrued may be high and amount to a significant portion of the Fund’s expense ratio. However, the Incentive Fee is comparable to performance-based fees charged by private funds. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to annual determinations as to whether to renew the investment advisory agreement with the Adviser), does consider whether the Incentive Fee is fair and reasonable.

Liquidity and Transfer Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Transfer Risks

Investors do not have the right to require the Fund to repurchase their Shares during the life of the Fund. In addition, the Fund has no plans to list its Shares on any securities exchange and there will be no secondary market on which to sell Shares. Although, following the Initial Investor Commencement Date, the Fund intends to make limited quarterly offers to repurchase its Shares, there can be no assurance that the Fund will repurchase all Shares that are tendered by a shareholder in connection with any repurchase offer. Further, any Share repurchases are expected to be limited to a small percentage of the value of the Fund.

Shares may be held only through a broker or dealer that has entered into a selling agreement with the Distributor (or its agent/sub-distributor) and/or the Fund or a registered investment adviser that has entered into an agreement with the Adviser (or its affiliates) and holds Shares through a broker or dealer that has entered into a selling agreement with the Distributor (or its agent/sub-distributor) and/or the Fund. Shareholders will be unable to redeem Shares because the Fund is a closed-end fund. In addition, Shares are subject to transfer restrictions that permit transfers only upon the prior written consent of the Adviser to persons who are Eligible Investors (as defined herein). Brokers, dealers, the Adviser or the Distributor may require substantial documentation in connection with a requested transfer of Shares, and shareholders should not expect that they will be able to transfer Shares at all. Attempted transfers may require a substantial amount of time to effect. Shares of the Fund may not be exchanged for shares of any other fund. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

Failure to Hold Qualifying Tender [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Hold Qualifying Tender

If during any consecutive 24-month period, the Fund does not engage in a tender offer in which the Fund accepts 100% of properly tendered Shares (a “Qualifying Tender”), the Fund will not make any new investments that would comprise the Private Sleeve so as to reserve investable assets to satisfy future tender requests until a Qualifying Tender occurs. If the Fund does not make a Qualifying Tender, and, as a result, cannot make new investments that would comprise the Private Sleeve, the Fund’s ability to achieve its investment objectives and implement its investment strategy would be adversely affected.

No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History Risk

The Fund will have no performance history that investors can use to evaluate the Fund’s investment performance. In addition, portfolio companies in which the Fund may invest may be newly organized and have limited or no operating histories upon which to evaluate their performance; the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such portfolio companies will be limited. Moreover, even to the extent a portfolio company has a longer operating history, the past investment performance of any of the Fund’s investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the professionals responsible for the performance of such portfolio companies may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser may rely upon information provided to it by the portfolio company that is not, and cannot be, independently verified.

Non-Diversified Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Fund Risk

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund generally will not, however, commit more than 20% of its total capital (measured at the time of investment) in any one portfolio company. However, the Fund may depart from this investment restriction during periods of adverse market, economic or political conditions, periods of large cash inflows (including during periods of regular inflows, which can occur from inception of operations through the end of the offering of Shares to investors) and during the wind-up of the Fund.

Concentration of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments Risk

Other than asset diversification requirements applicable to RICs (see “Certain Tax Matters”), there are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any single issuer. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated in individual companies. While such concentration could offer a greater potential for capital appreciation, it can subject the Fund to a significantly heightened risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. To qualify for and maintain qualification for taxation as a RIC under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. (See “Certain Tax Matters.”)

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to shareholders on an annual basis at least 90% of the Fund’s investment company taxable income (generally including net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any). Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	Very generally, the source-of-income requirement will be satisfied if the Fund obtains at least 90% of its gross income for each year from dividends, interest, gains from the sale of stock or securities (within the meaning of the 1940 Act) or certain other sources. If the source-of-income requirement is not met the Fund may fail to qualify for RIC tax treatment and be subject to corporate income tax on all of its taxable income, which tax cannot be reduced by distributions to shareholders.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” These requirements may require the Fund to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, the Fund’s ability to effect such dispositions may be limited, and any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain qualification for taxation as a RIC, it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the shareholders. (See “Material U.S. Federal Income Tax Considerations.”)

It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded the Fund or an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of changes in U.S. or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Investment Dilution Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Dilution Risks

The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund is authorized to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares in the future. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund (and the corresponding ownership percentages in the underlying portfolio companies) will be diluted.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk

Legal, tax and regulatory changes could occur during the term of the Fund that may adversely affect the Fund. The regulatory environment for registered investment companies is evolving, and changes in the regulation of registered investment companies may adversely affect the Fund, e.g., the value of investments held by the Fund and the ability of the Fund to obtain the leverage it might otherwise obtain or to pursue its trading strategies. The effect of any future regulatory change on the Fund could be substantial and adverse including, for example, increased compliance costs, the prohibition of certain types of trading and/or the inhibition of the Fund’s ability to pursue certain of its investment strategies as described in this Offering Memorandum.

Money Market Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Fund Risk

The Fund may invest cash, pending investment in portfolio companies, in money market funds. Although a money market fund generally seeks to maintain its value at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in money market funds. Shareholders of an investment company, including a money market fund, generally bear all expenses of that company, including fees of the investment adviser and custodian, brokerage commissions and legal and accounting fees. As a result, to the extent the Fund invests in a money market fund, shareholders will be paying two levels of advisory fees -- the Management Fee and Incentive Fee and the fees charged by the money market fund in the Fund’s portfolio. As a result, the returns realized by the Fund’s shareholders from the Fund’s activities will be less than the returns the shareholders would realize from engaging in the same activities directly.

Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest

The Adviser and its sole member, Alkeon Capital Management, LLC (“Alkeon”), provide investment advice for certain other investment funds or other accounts (the “Other Accounts”). The investment activities of the Adviser and its affiliates for the Other Accounts will give rise to conflicts of interest that may disadvantage the Fund. The Fund has no interest in these other activities of the Adviser and its affiliates. As a result of the foregoing, the persons that manage the Fund’s investments and their associated investment firms and their affiliates: (i) will be engaged in substantial activities other than on behalf of the Adviser and the Fund, (ii) will have differing economic interests in respect of such activities, and (iii) may have conflicts of interest in allocating their time and activity between the Fund and Other Accounts. Such persons will devote only so much of their time to the management of the Fund’s investments as in their judgment is necessary and appropriate.

There may be circumstances under which the Adviser or its associated firms will cause one or more of their Other Accounts to commit a different percentage of their respective assets to an investment opportunity than to which the Adviser will commit the Fund’s assets. There also may be circumstances under which the Adviser or its associated firms will consider participation by their Other Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Fund, or vice versa. It is the Adviser’s policy, to the extent practicable, to allocate investment opportunities to the Fund and the Other Accounts fairly and equitably over time. The Adviser will not purchase securities or other property from, or sell securities or other property to, the Fund.

In many circumstances, negotiated co-investments by the Fund and Other Accounts may be made only pursuant to an order from the SEC permitting the Fund to do so. The Adviser has obtained an exemptive order from the SEC (the “Order”), which grants Other Accounts and the Fund the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. In certain situations, such as when there is an opportunity to invest in other securities of the same issuer that do not satisfy the Fund’s investment objective and strategies, the personnel of the Adviser or its affiliates will need to decide which clients will proceed with which investments. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds/accounts over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Fund will be unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

It should be noted that Alkeon is a non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater acts as the distributor for the Fund and does not maintain a trading function. (See “Conflicts of Interest.”)

Affiliation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliation Risk

The Fund may be precluded from investing in certain portfolio companies due to regulatory implications under the 1940 Act or other laws, rules or regulations, or may be limited in the amount it can invest in the voting securities of a portfolio company, in the size of the economic interest it can have in the portfolio company, or in the scope of influence it is permitted to have in respect of the management of the portfolio company. Should the Fund be required to treat a portfolio company in which it has invested as an “affiliated person” under the 1940 Act, the 1940 Act would impose a variety of restrictions on the Fund’s dealings with the portfolio company. Moreover, these restrictions may arise as a result of investments by future clients of the Adviser or its affiliates in a portfolio company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable portfolio company for the Fund. The fact that many portfolio companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

Disaster, Business Continuity and Cyber-Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disaster, Business Continuity and Cyber-Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the Fund’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on the Fund’s results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of the Adviser and Alkeon’s employees were unavailable in the event of a disaster, the Fund’s ability to effectively conduct business could be severely compromised.

The Adviser (and its affiliates) relies upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, the Adviser’s (and its affiliates’) information technology systems could become subject to cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of service attacks on websites (i.e., efforts to make network services unavailable to intended users). Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on the Fund.

Cyber-security failures or breaches by the Adviser and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s net asset value calculations, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber-security plans and systems put in place by its service providers and issuers in which the Fund invests. The Fund could be negatively impacted as a result.

The Fund is dependent on its and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s activities. The Fund’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control and adversely affect the Fund’s business. There could be:

•	sudden electrical or telecommunications outages;

•	natural disasters such as earthquakes, tornadoes and hurricanes;

•	disease pandemics;

•	events arising from local or larger scale political or social matters, including terrorist acts; and

•	cyber-attacks.

These events, in turn, could have a material adverse effect on the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	350 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Jennifer Shufro
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Other Transaction Expense 2 [Percent]	0.00%	[3]
Management Fees [Percent]	1.25%	[4],[5]
Interest Expenses on Borrowings [Percent]	0.02%	[4],[6]
Distribution/Servicing Fees [Percent]	0.85%	[4],[7]
Incentive Fees [Percent]	0.00%	[4],[8],[9]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[4],[10]
Total Annual Expenses [Percent]	2.37%	[4]
Waivers and Reimbursements of Fees [Percent]	0.00%	[4],[5],[11]
Net Expense over Assets [Percent]	2.37%	[4]
Expense Example, Year 01	$ 56
Expense Example, Years 1 to 3	120
Expense Example, Years 1 to 5	187
Expense Example, Years 1 to 10	$ 364
Class W Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Other Transaction Expense 2 [Percent]	0.00%	[3]
Management Fees [Percent]	1.25%	[4],[5]
Interest Expenses on Borrowings [Percent]	0.02%	[4],[6]
Distribution/Servicing Fees [Percent]	0.25%	[4],[7]
Incentive Fees [Percent]	0.00%	[4],[8],[9]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[4],[10]
Total Annual Expenses [Percent]	1.77%	[4]
Waivers and Reimbursements of Fees [Percent]	0.00%	[4],[5],[11]
Net Expense over Assets [Percent]	1.77%	[4]
Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	82
Expense Example, Years 1 to 5	141
Expense Example, Years 1 to 10	$ 299
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Other Transaction Expense 2 [Percent]	0.00%	[3]
Management Fees [Percent]	1.25%	[4],[5]
Interest Expenses on Borrowings [Percent]	0.02%	[4],[6]
Distribution/Servicing Fees [Percent]	0.00%	[4],[7]
Incentive Fees [Percent]	0.00%	[4],[8],[9]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[4],[10]
Total Annual Expenses [Percent]	1.52%	[4]
Waivers and Reimbursements of Fees [Percent]	0.00%	[4],[5],[11]
Net Expense over Assets [Percent]	1.52%	[4]
Expense Example, Year 01	$ 25
Expense Example, Years 1 to 3	76
Expense Example, Years 1 to 5	130
Expense Example, Years 1 to 10	$ 278

[1]	In connection with initial and additional investments, investors in Class A shares may be charged a sales load of up to 2.50% of the amounts transmitted in connection with their purchases of Shares. Class W shares and Class I shares are not subject to any front-end sales load. In addition, Selling Agents are not required by the Fund or Distributor to charge any sales load on Class A shares and instead may charge clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower than 2.50% of the invested amount). Selling Agents may impose additional or other transaction fees/charges. Transaction fees or other transaction charges will vary among Selling Agents and each Selling Agent may vary its level of charges to each investor based on such investor’s total account size or on such other basis as determined by the Selling Agent. (See “The Offering — Plan of Distribution.”)
[2]	A 2.00% early repurchase fee will be assessed to any shareholder that has Shares repurchased at any time prior to the day immediately preceding the one-year anniversary following such shareholder’s purchase of such Shares. (See “Repurchases and Transfers of Shares.”) This Early Repurchase Fee would not be applicable unless and until the Fund commences a share repurchase program, which is not expected to occur until after the first full calendar quarter following the Initial Investor Commencement Date.
[3]	The Fund does not currently expect to charge fees under its Dividend Reinvestment Plan and the Fund does not presently maintain a Cash Purchase Plan.
[4]	Amount assumes estimated average net assets of $300,000,000 during the Fund’s first twelve months. Expenses are estimated. There can be no assurance that the Fund will achieve its estimated net asset level. Actual expenses will depend principally on the Fund’s level of net assets, which will be affected by the number of Shares the Fund sells in this offering.
[5]	The Fund pays the Adviser a monthly Management Fee computed at the annual rate of 1.25% of the Fund’s net assets held by the Fund as of the beginning of the month. The Adviser will waive the Management Fee for the first twelve months after the Fund’s Initial Investor Commencement Date (the “Management Fee Waiver”), which period may be extended in the Adviser’s sole discretion.
[6]	The Fund anticipates borrowing funds as permitted under the limitations of the 1940 Act to make investments. The costs associated with such borrowing will be borne by shareholders through their ownership of Fund Shares. The interest expense shown in the table is an estimate based on the Adviser’s historical experience in implementing an investment strategy similar to that of the Fund. However, the actual amount may vary depending on a variety of factors, including market conditions.
[7]	Class A shares of the Fund will be subject to ongoing distribution and shareholder servicing fees that may be used to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These will be accrued and paid monthly in an amount not to exceed, in the aggregate, 0.85% (on an annualized basis) of the net asset value of Class A shares of the Fund. Class W shares are not subject to distribution fees but are subject to ongoing shareholder servicing fees. These will be accrued and paid monthly in an amount not to exceed, in the aggregate, 0.25% (on an annualized basis) of the net asset value of Class W shares of the Fund. Class I shares are not subject to such ongoing distribution and shareholder servicing fees. (See “Fees and Expenses — Distribution and Shareholder Servicing Fees.”)
[8]	No Incentive Fee is shown in the table as the Fund has not yet commenced operations and no performance return has been assumed. As described above, the Incentive Fee will vary based on the Fund’s performance for each Fiscal Period. For example, if the Fund were to have positive performance in a given year (including for each Fiscal Period end triggered by repurchase offers prior to the fiscal year end), the amount shown for Incentive Fee would be a positive amount and, depending on the extent of the positive performance, that amount could be significant. Accordingly, the table is not in any way intended to predict the future performance of the Fund nor does it predict the level of future Incentive Fees to be paid, if any.
[9]	The Fund pays the Adviser a performance-based Incentive Fee promptly after the end of each fiscal year of the Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Fund’s net profits for all Fiscal Periods (as defined herein), ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account, without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Fund. In such event, only that portion of the Incentive Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Fiscal Period. For purposes of determining the Fund’s net asset value, the Incentive Fee is calculated and accrued monthly as an expense of the Fund (as if each month-end NAV is the NAV for the end of a fiscal year). (See “Fees and Expenses — Incentive Fee.”)
[10]	“Other Expenses” shown in the table are an estimate based on expected offering proceeds of $300,000,000. Other expenses include, among other things, organization and offering expenses, administration fees, transfer agency fees, legal fees, the independent auditor’s fees, and fees payable to the Independent Trustees. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses may vary.
[11]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) described in detail under “Fees and Expenses,” pursuant to which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund so as to ensure that the Fund’s annual expense ratio, excluding: (i) the Management Fee; (ii) the Incentive Fee; (iii) any Distribution and Shareholder Servicing Fees for Class A Shares or servicing fees for Class W Shares; (iv) any acquired fund fees and expenses; (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments by the Fund; (vi) any interest expense; (vii) taxes; (viii) dividend and interest expenses relating to any short sales; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature or by the infrequency of their occurrence), does not exceed 0.75% per annum for each class (the “Expense Limitation”). The Expense Limitation Agreement will remain in effect through the later of December 31, 2028 or 48 months from the Initial Investor Commencement Date, unless sooner terminated at the sole discretion of the Board. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the month in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund’s ordinary operating expenses to exceed: (1) the Expense Limitation in effect at the time the expense was paid or absorbed; and (2) the Expense Limitation in effect at the time of recapture. The Adviser, in its discretion, may also determine to reimburse or waive any additional expenses of the Fund at any time.